PREPAYMENT AND OTHER CURRENT ASSETS (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
PREPAYMENT AND OTHER CURRENT ASSETS [Line Items]
Deposits for equipment purchase	$ 3,337,705	$ 4,867,803
Other	978,336	730,181
Prepayment and other current assets	$ 4,316,041	$ 5,597,984